Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES	$ 385,355	$ 254,705	$ 312,796
OPERATING EXPENSES	293,865	225,327	262,168
GROSS PROFIT	91,490	29,378	50,628
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES	46,582	40,387	32,300
INCOME (LOSS) FROM OPERATIONS	44,908	(11,009)	18,328
OTHER INCOME (EXPENSE)
Interest expense, net	(25,259)	(21,269)	(18,613)
Foreign exchange gain (loss)	(311)	(947)	237
Loss on extinguishment of debt		(6,036)
Other income (expense)	(218)	307	786
TOTAL OTHER EXPENSE	(25,788)	(27,945)	(17,590)
INCOME (LOSS) BEFORE INCOME TAXES	19,120	(38,954)	738
INCOME TAX EXPENSE (BENEFIT)
Current	9,329	6,457	(336)
Deferred	4,151	(5,857)	629
TOTAL INCOME TAX EXPENSE	13,480	600	293
INCOME (LOSS) AFTER INCOME TAXES	5,640	(39,554)	445
NET INCOME (LOSS), attributable to noncontrolling interests	(22)	162
NET INCOME (LOSS), attributable to common shareholders	$ 5,662	$ (39,716)	$ 445
INCOME (LOSS) PER COMMON SHARE
Basic (in Dollars per share)	$ 0.15	$ (1.44)	$ 0.05
Diluted (in Dollars per share)	$ 0.15	$ (1.44)	$ 0.02
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in Shares)	36,666	27,517	8,188
Diluted (in Shares)	36,666	27,517	28,788